Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or other equity grant dates.
The Compensation Committee approves and grants annual long-term incentive awards at approximately the same time every year, with awards granted in September and October 2024 for Fiscal 2025. Our long-term equity incentive compensation program currently includes awards of RSUs, PSUs and stock options (in limited circumstances). Outside of the annual grant cycle, we may make RSU, PSU or stock option awards in connection with a new hire package, retention grant or severance package.

Award Timing Method	The Compensation Committee approves and grants annual long-term incentive awards at approximately the same time every year, with awards granted in September and October 2024 for Fiscal 2025. Our long-term equity incentive compensation program currently includes awards of RSUs, PSUs and stock options (in limited circumstances). Outside of the annual grant cycle, we may make RSU, PSU or stock option awards in connection with a new hire package, retention grant or severance package.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false